INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 97,029	$ 275,772
Restricted cash	136	138
Short-term investments	109,802	0
Other accounts receivable and prepaid expenses	15,229	12,162
Total current assets	222,196	288,072
NON-CURRENT ASSETS:
Long-term restricted cash	988	1,005
Other accounts receivable	5,166	1,184
Operating lease right-of-use assets	18,719
Property and equipment, net	4,645	2,675
Total non-current assets	29,518	4,864
TOTAL ASSETS	251,714	292,936
CURRENT LIABILITIES:
Trade payables	936	4,538
Other accounts payable and accrued expenses	11,322	16,018
Operating lease liabilities	1,923
Total current liabilities	14,181	20,556
NON-CURRENT LIABILITIES:
Deferred revenues	943	943
Warrants liability	3,287	21,034
Operating lease liabilities	12,692
Total non-current liabilities	16,922	21,977
TOTAL LIABILITIES	31,103	42,533
Commitments and Contingencies (Note 7)
SHAREHOLDERS’ EQUITY:
Ordinary shares	0	0
Additional paid-in capital	881,828	864,911
Accumulated deficit	(661,217)	(614,508)
Total shareholders’ equity	220,611	250,403
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 251,714	$ 292,936